THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                        SUPPLEMENT DATED JANUARY 23, 2008
                     TO THE PROSPECTUS DATED APRIL 27, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         Effective January 17, 2008, James K. Kloppenburg has resigned as Executive Vice President and the Portfolio Manager of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund. Bernard Lirola, Managing Director of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Growth Fund and Needham Aggressive Growth Fund. Chris Retzler, Vice President of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Small Cap Growth Fund.

         All references in the Prospectus to the portfolio manager of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                        SUPPLEMENT DATED JANUARY 23, 2008
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         Effective January 17, 2008, James K. Kloppenburg has resigned as Executive Vice President and the Portfolio Manager of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund. Bernard Lirola, Managing Director of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Growth Fund and Needham Aggressive Growth Fund. Chris Retzler, Vice President of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Small Cap Growth Fund.

         All references in the Statement of Additional Information to the portfolio manager of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.